NON-CASH TRANSACTIONS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-cash transaction [Line Items]
Modification			R$ 987,188
Equity
Non-cash transaction [Line Items]
Capital increase	R$ (1,194,490)
Total	(1,194,490)
Loans and financing
Non-cash transaction [Line Items]
Acquisition of property and equipment	(103,136)
Acquisition of capitalized maintenance	(284,671)
Capital increase	878,617
Compensation of lease	(256,514)
Compensation of accounts payable		R$ (654,854)
Compensation of loans and financing	(362,466)
Transfers	(38,576)		1,067
Execution of letters of credit	(1,979,278)
Loans and financing			(79,222)
Total	(2,146,024)	(654,854)	(78,155)
Leases
Non-cash transaction [Line Items]
Capital increase	308,265
Compensation of lease	945,290	102,170	239,000
Acquisition of lease	(1,725,558)	(2,771,846)	(1,137,073)
Lease Modifications	2,131,152	(231,459)
Transfers	155,586		(24,207)
Compensation of sublease			39,505
Modification			(1,237,322)
Total	1,814,735	(2,901,135)	(2,120,097)
Convertible debt instruments
Non-cash transaction [Line Items]
Compensation of loans and financing	362,466
Total	362,466
Accounts payable
Non-cash transaction [Line Items]
Acquisition of property and equipment	(367,181)	(875,504)	(208,154)
Acquisition of capitalized maintenance	(423,782)	(229,091)	(229,884)
Acquisition of intangible	(15,103)	(65,659)	(82,712)
Maintenance prepayment	(73,195)	(230,222)
Maintenance reserves	(127,865)	(159,646)	(116,173)
Capital increase	7,608
Compensation of lease			38,950
Compensation of accounts payable	488,172	1,255,832
Acquisition of lease	26,406	2,769	10,785
Transfers	(163,211)		2,672,703
Execution of letters of credit	23,496
Reverse factoring		208,804	391,676
Others		63,015
Sale and leaseback			3,845
Total	(624,655)	(29,702)	2,481,036
Derivative financial instruments
Non-cash transaction [Line Items]
Transfers	38,576
Total	38,576
Provisions
Non-cash transaction [Line Items]
Addition the ARO	(450,509)	(713,649)	(501,864)
Lease Modifications	978,159	(3,401)
Transfers			97,819
Modification			250,134
Total	527,650	(717,050)	(153,911)
Reverse factoring
Non-cash transaction [Line Items]
Reverse factoring		(208,804)	(391,676)
Total		(208,804)	(391,676)
Other liabilities
Non-cash transaction [Line Items]
Compensation of lease			123,958
Acquisition of lease		3,903	36,306
Transfers			(40,713)
Total		3,903	119,551
Accounts receivable
Non-cash transaction [Line Items]
Maintenance reserves	108,732	240,950
Compensation of lease	(255,321)	(92,703)	(401,267)
Compensation of accounts payable	(59,885)	(600,978)
Acquisition of lease	48,326
Transfers			587,157
Total	(158,148)	(452,731)	185,890
Inventories
Non-cash transaction [Line Items]
Transfers	(31,998)	(2,261)	22,110
Others		(9,878)
Total	(31,998)	(12,139)	22,110
Deposits
Non-cash transaction [Line Items]
Maintenance reserves	19,133	(81,304)	116,173
Compensation of accounts payable	(428,287)
Transfers	7,625		(587,157)
Execution of letters of credit	1,875,860
Total	1,474,331	(81,304)	(470,984)
Property and equipment
Non-cash transaction [Line Items]
Acquisition of property and equipment	470,317	875,504	208,154
Compensation of lease	(256,465)		(641)
Acquisition of lease			5,052
Transfers	6,358	(8,496)	73,310
Others		(53,137)
Loans and financing			79,222
Sale and leaseback			(3,845)
Total	220,210	813,871	361,252
Right-of-use assets
Non-cash transaction [Line Items]
Acquisition of capitalized maintenance	708,453	229,091	229,884
Acquisition of lease	1,650,826	2,765,174	1,084,930
Addition the ARO	450,509	713,649	501,864
Lease Modifications	(3,109,311)	234,860
Transfers	156,729	66,248	(18,792)
Total	(142,794)	4,009,022	2,785,074
Intangible assets
Non-cash transaction [Line Items]
Acquisition of intangible	15,103	65,659	82,712
Transfers		(37)	192
Total	15,103	65,622	82,904
Other assets
Non-cash transaction [Line Items]
Maintenance prepayment	73,195	230,222
Compensation of lease	(176,990)
Transfers	(131,089)	(28,368)
Execution of letters of credit	79,922
Total	R$ (154,962)	201,854
Aircraft sublease
Non-cash transaction [Line Items]
Compensation of lease		(9,467)
Transfers		(27,086)
Compensation of sublease			(39,505)
Total		R$ (36,553)	(39,505)
Advances to suppliers
Non-cash transaction [Line Items]
Transfers			(2,783,489)
Total			R$ (2,783,489)